EMPLOYEE BENEFITS - Schedule of principal assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS [Abstract]
Discount rate	5.40%	5.37%
Expected rate of salary increase	3.00%	5.23%
Rate of turnover	5.02%	5.14%
Inflation rate	2.99%	3.61%
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years